UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):   [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Marvin & Palmer Associates, Inc.
Address:    1201 N. Market Street
            Suite 2300
            Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen T. Buckley
Title:       Senior Vice President
Phone:       (302) 573-3570

Signature, Place, and Date of Signing:

/s/   Karen T. Buckley          Wilmington, Delaware                May 13, 2002


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

      Form 13F File Number       Name

      28-1190                    Frank Russell Co.

Form 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers:         3
Form 13F Information Table Entry Total:    149
Form 13F Information Table Value Total:    $1,316,885
                                           (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.    Form 13F File Number     Name

        1      28-7164                  Bear Stearns Asset Management Inc.
        2      28-6134                  Caterpillar Investment Management Ltd.
        3      28-551                   U.S. Bancorp


                                                     Form 13F INFORMATION TABLE


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
      Column 1                  Column 2 Column 3   Column 4  Column 5  Column 6    Column 7       Column 8
-------------------------------------------------------------------------------------------------------------------
  NAME OF ISSUER               TITLE OF  CUSIP     VALUE      SHRS OR  INVESTMENT   OTHER      VOTING AUTHORITY
                                CLASS              (x$1000)   SH/PUT/  DISCRETION  MANAGERS -----------------------
                                                              PRN AMT
                                                              PRN CALL                        SOLE  SHARED NONE

-------------------------------------------------------------------------------------------------------------------
Abbott Labs                     COM      002824100    32,563    619,061 Sole                   619,061
-------------------------------------------------------------------------------------------------------------------
Abbott Labs                     COM      002824100       337      6,400 Sole                                  6,400
-------------------------------------------------------------------------------------------------------------------
Affil Manager Gp                COM      008252108     9,043    125,900 Sole                   125,900
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Affil Manager Gp                COM      008252108       129      1,800 Sole                                  1,800
-------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Inc              COM      035229103    12,220    234,100 Sole                   234,100
-------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Inc              COM      035229103       162      3,100 Sole                                  3,100
-------------------------------------------------------------------------------------------------------------------
Aracruz Celulose                COM      038496204     1,262     61,100 Defined          3      61,100
-------------------------------------------------------------------------------------------------------------------
Aracruz Celulose                COM      038496204     7,721    373,900 Sole                   373,900
-------------------------------------------------------------------------------------------------------------------
Aracruz Celulose                COM      038496204     7,954    385,200 Sole                                385,200
-------------------------------------------------------------------------------------------------------------------
AutoZone Inc                    COM      053332102    12,001    174,300 Sole                   174,300
-------------------------------------------------------------------------------------------------------------------
AutoZone Inc                    COM      053332102       179      2,600 Sole                                  2,600
-------------------------------------------------------------------------------------------------------------------
Bank of America Corp            COM      060505104    15,706    230,900 Sole                   230,900
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Bank of America Corp            COM      060505104       170      2,500 Sole                                  2,500
-------------------------------------------------------------------------------------------------------------------
Baxter International Inc        COM      071813109    34,176    574,200 Sole                   574,200
-------------------------------------------------------------------------------------------------------------------
Baxter International Inc.       COM      071813109       280      4,700 Sole                                  4,700
-------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies Inc      COM      073902108    16,773    267,300 Sole                   267,300
-------------------------------------------------------------------------------------------------------------------
Bear Stearns Companies Inc      COM      073902108       169      2,700 Sole                                  2,700
-------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.         COM      075896100    23,824    705,900 Sole                   705,900
-------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.         COM      075896100       348     10,300 Sole                                 10,300
-------------------------------------------------------------------------------------------------------------------
Best Buy Company Inc.           COM      086516101    12,141    153,300 Sole                   153,300
-------------------------------------------------------------------------------------------------------------------
Best Buy Company Inc.           COM      086516101       174      2,200 Sole                                  2,200
-------------------------------------------------------------------------------------------------------------------
BJ Services Co.                 COM      055482103    11,592    336,300 Sole                   336,300
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BJ Services Co.                 COM      055482103       155      4,500 Sole                                  4,500
-------------------------------------------------------------------------------------------------------------------
Business Objects SA ADR         ADR      12328X107       501     11,400 Defined          1      11,400
-------------------------------------------------------------------------------------------------------------------
Business Objects SA ADR         ADR      12328X107       149      3,400 Defined          2       3,400
-------------------------------------------------------------------------------------------------------------------
Business Objects SA ADR         ADR      12328X107    22,033    501,200 Sole                   501,200
-------------------------------------------------------------------------------------------------------------------

Business Objects SA ADR         ADR      12328X107    10,550    240,000 Sole                                240,000

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Caterpillar Inc.                COM      149123101    11,586    203,800 Sole                   203,800
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Caterpillar Inc.                COM      149123101       125      2,200 Sole                                  2,200
-------------------------------------------------------------------------------------------------------------------
Choicepoint                     COM      170388101    17,919    311,100 Sole                   311,100
-------------------------------------------------------------------------------------------------------------------
Choicepoint                     COM      170388102       236      4,100 Sole                                  4,100
-------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                 COM      172967101    27,670    558,762 Sole                   558,762
-------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                 COM      172967101       211      4,266 Sole                                  4,266
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Coca-Cola Fems ADR              ADR      191241108       420     15,400 Defined          3      15,400
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Coca-Cola Fems ADR              ADR      191241108     7,894    289,600 Sole                   289,600
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Coca-Cola Fems ADR              ADR      191241108     2,546     93,400 Sole                                 93,400
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Danaher Corp.                   COM      235851102    20,688    291,300 Sole                   291,300
-------------------------------------------------------------------------------------------------------------------
Danaher Corp.                   COM      235851102       291      4,100 Sole                                  4,100
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Dell Computer                   COM      247025109    13,846    530,300 Sole                   530,300
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Dell Computer                   COM      247025109       193      7,400 Sole                                  7,400
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Dover Corp.                     COM      260003108    16,039    391,200 Sole                   391,200
-------------------------------------------------------------------------------------------------------------------
Dover Corp.                     COM      260003108       226      5,500 Sole                                  5,500
-------------------------------------------------------------------------------------------------------------------
DR Reddys Labs ADR              ADR      256135203       203      9,200 Defined          3       9,200
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DR Reddys Labs ADR              ADR      256135203     3,197    144,600 Sole                   144,600
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DR Reddys Labs ADR              ADR      256135203     1,318     59,600 Sole                                 59,600
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Ebay Inc                        COM      278642103    27,595    487,200 Sole                   487,200
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Ebay Inc                        COM      278642103       374      6,600 Sole                                  6,600
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Ecolab Inc.                     COM      278865100     2,990     65,400 Sole                    65,400
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FEDEX Corp                      COM      31428X106    16,692    287,300 Sole                   287,300

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FEDEX Corp                      COM      31428X106       227      3,900 Sole                                  3,900

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Gannett Inc                     COM      364730101    10,167    133,600 Sole                   133,600
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Gannett Inc                     COM      364730101       145      1,900 Sole                                  1,900
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Goldman Sachs Group Inc.        COM      38141G104    34,701    384,500 Sole                   384,500
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Goldman Sachs Group Inc.        COM      38141G104       487      5,400 Sole                                  5,400
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Grupo Televisa S.A.             GDS      40049J206       228      4,700 Defined          1       4,700
-------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.             ADR      40049J206        73      1,500 Defined          2       1,500
-------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.             GDS      40049J206       883     18,200 Defined          3      18,200
-------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.             GDS      40049J206    11,628    239,700 Sole                   239,700
-------------------------------------------------------------------------------------------------------------------

Grupo Televisa S.A.             GDS      40049J206     9,979    205,700 Sole                                205,700

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Home Depot Inc                  COM      437076102    30,192    621,100 Sole                   621,100
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Home Depot Inc                  COM      437076102       501     10,300 Sole                                 10,300
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

Illinois Tool Works             COM      452308109    15,606    215,700 Sole                   215,700
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Illinois Tool Works             COM      452308109       203      2,800 Sole                                  2,800
-------------------------------------------------------------------------------------------------------------------
Intel Corp                      COM      458140100     35,951 1,182,201 Sole                  1,182,201
-------------------------------------------------------------------------------------------------------------------
Intel Corp                      COM      458140100       569     18,700 Sole                                 18,700
-------------------------------------------------------------------------------------------------------------------
International Business Machines COM      459200101    21,538    207,100 Sole                   207,100
-------------------------------------------------------------------------------------------------------------------
International Business Machines COM      459200101       156      1,500 Sole                                  1,500
-------------------------------------------------------------------------------------------------------------------
Johnson & Johnson               COM      478160104    13,692    210,807 Sole                   210,807
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Johnson & Johnson               COM      478160104       182      2,800 Sole                                  2,800
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KLA - Tencor Corporation        COM      482480100    21,406    321,900 Sole                   321,900
-------------------------------------------------------------------------------------------------------------------
KLA - Tencor Corporation        COM      482480100       372      5,600 Sole                                  5,600
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Kookmin Bank ADR                ADR      50049M109     1,799     42,700 Defined          1      42,700
-------------------------------------------------------------------------------------------------------------------
Kookmin Bank ADR                ADR      50049M109    18,840    447,300 Sole                   447,300
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Kookmin Bank ADR                ADR      50049M109       270      6,400 Sole                                  6,400
-------------------------------------------------------------------------------------------------------------------
Legg Mason Inc                  COM      524901105    20,266    381,800 Sole                   381,800
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Legg Mason Inc                  COM      524901105       234      4,400 Sole                                  4,400
-------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corporation     COM      539830109     9,627    167,200 Sole                   167,200
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Lockheed Martin Corporation     COM      539830109       144      2,500 Sole                                  2,500
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Longview Fibre Company          COM      543213102     1,145    111,200 Sole                   111,200
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Lowes Companies                 COM      548661107    33,161    762,500 Sole                   762,500
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Lowes Companies                 COM      548661107       374      8,600 Sole                                  8,600
-------------------------------------------------------------------------------------------------------------------
Magna International Inc.        COM      559222401       294      4,000 Defined          1       4,000
-------------------------------------------------------------------------------------------------------------------
Magna International Inc.        COM      559222401        96      1,300 Defined          2       1,300
-------------------------------------------------------------------------------------------------------------------
Magna International Inc.        COM      559222401     8,217    111,800 Sole                   111,800
-------------------------------------------------------------------------------------------------------------------

Magna International Inc.        COM      559222401     6,056     82,400 Sole                                 82,400

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Maxim Integrated Products       COM      57772K101     9,432    169,300 Sole                   169,300
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Maxim Integrated Products       COM      57772K101       139      2,500 Sole                                  2,500
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MBNA Corporation                COM      55262L100    20,600    534,100 Sole                   534,100
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MBNA Corporation                COM      55262L100       185      4,800 Sole                                  4,800
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Medtronic                       COM      585055106    21,288    470,865 Sole                   470,865
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Medtronic                       COM      585055106       271      6,000 Sole                                  6,000
-------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.       COM      595017104    23,149    553,400 Sole                   553,400
-------------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.       COM      595017104       322      7,700 Sole                                  7,700
-------------------------------------------------------------------------------------------------------------------
Microsoft Corp                  COM      594918104    41,602    689,804 Sole                   689,804
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Microsoft Corp                  COM      594918104       501      8,300 Sole                                  8,300
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Minnesota Min'g/Mfg             COM      604059105    17,159    149,200 Sole                   149,200

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

Minnesota Min'g/Mfg             COM      604059105       138      1,200 Sole                                  1,200

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Mobile Telesystems ADR          ADR      607409109       903     24,700 Defined          3      24,700
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Mobile Telesystems ADR          ADR      607409109    16,130    441,200 Sole                   441,200
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Mobile Telesystems ADR          ADR      607409109     5,758    157,500 Sole                                157,500
-------------------------------------------------------------------------------------------------------------------
Outback Steakhouse Inc.         COM      689899102    15,249    426,300 Sole                   426,300
-------------------------------------------------------------------------------------------------------------------
Outback Steakhouse Inc.         COM      689899102       211      5,900 Sole                                  5,900
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Paychex                         COM      704326107     9,218    232,200 Sole                   232,200
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Paychex                         COM      704326107       131      3,300 Sole                                  3,300
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Pepsico Inc                     COM      713448108    13,452    261,200 Sole                   261,200
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Pepsico Inc                     COM      713448108       149      2,900 Sole                                  2,900
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Pohang Iron & Steel ADR         ADR      730450103       288     11,000 Defined          1      11,000

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Pohang Iron & Steel ADR         ADR      730450103        89      3,400 Defined          2       3,400

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Pohang Iron & Steel ADR         ADR      730450103    19,401    741,900 Sole                   741,900

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Pohang Iron & Steel ADR         ADR      730450103     5,797    221,700 Sole                                221,700

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Schlumberger Ltd                COM      806857108    20,199    343,400 Sole                   343,400
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Schlumberger Ltd                COM      806857108       265      4,500 Sole                                  4,500
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SK Telecom ADR                  ADR      78440P108       846     34,400 Defined          1      34,400
-------------------------------------------------------------------------------------------------------------------
SK Telecom ADR                  ADR      78440P108       266     10,800 Defined          2      10,800
-------------------------------------------------------------------------------------------------------------------
SK Telecom ADR                  ADR      78440P108     44,543 1,810,700 Sole                 1,810,700
-------------------------------------------------------------------------------------------------------------------

SK Telecom ADR                  ADR      78440P108    18,994    772,100 Sole                                772,100

-------------------------------------------------------------------------------------------------------------------
Southwest Airlines              COM      844741108     8,541    441,400 Sole                   441,400
-------------------------------------------------------------------------------------------------------------------
Southwest Airlines              COM      844741108       126      6,500 Sole                                  6,500
-------------------------------------------------------------------------------------------------------------------
State Street Corp               COM      857477103    13,020    235,100 Sole                   235,100
-------------------------------------------------------------------------------------------------------------------
State Street Corp               COM      857477103       210      3,800 Sole                                  3,800
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T Rowe Price Group Inc.         COM      74144T108     9,448    242,700 Sole                   242,700
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T Rowe Price Group Inc.         COM      74144T108       125      3,200 Sole                                  3,200
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Taiwan Semi Man - ADR           ADR      874039100       930     44,800 Defined          1      44,800
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Taiwan Semi Man - ADR           ADR      874039100       301     14,500 Defined          2      14,500
-------------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR           ADR      874039100    45,917  2,212,880 Sole                 2,212,880
-------------------------------------------------------------------------------------------------------------------

Taiwan Semi Man - ADR           ADR      874039100    19,810    954,700 Sole                                954,700

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Telefonos de Mexico ADR         ADR      879403780       279      6,900 Defined          1       6,900
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Telefonos de Mexico ADR         ADR      879403780        77      1,900 Defined          2       1,900
-------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico ADR         ADR      879403780     1,377     34,100 Defined          3      34,100
-------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico ADR         ADR      879403780    48,557  1,202,200 Sole                 1,202,200
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Telefonos de Mexico ADR         ADR      879403780    14,981    370,900 Sole                                370,900

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

Thermo Electron Corp            COM      883556102     8,130    392,200 Sole                   392,200
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Thermo Electron Corp            COM      883556102       100      4,800 Sole                                  4,800
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Tiffany & Co                    COM      886547108    11,842    333,100 Sole                   333,100
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Tiffany & Co                    COM      886547108       199      5,600 Sole                                  5,600
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United Microelectronics ADR     ADR      910873207       470     44,100 Defined          1      44,100
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United Microelectronics ADR     ADR      910873207       143     13,400 Defined          2      13,400
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United Microelectronics ADR     ADR      910873207    16,474  1,546,900 Sole                 1,546,900
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United Microelectronics ADR     ADR      910873207     9,950    934,300 Sole                                934,300

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Vimpel Communications ADR       ADR      68370R109     1,458     45,300 Defined          3      45,300
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Vimpel Communications ADR       ADR      68370R109    18,217    566,100 Sole                   566,100
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Vimpel Communications ADR       ADR      68370R109     9,052    281,300 Sole                                281,300
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Wal Mart Stores Inc             COM      931142103    37,019    604,000 Sole                   604,000
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Wal Mart Stores Inc             COM      931142103       435      7,100 Sole                                  7,100
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Weyerhaeuser Company            COM      962166104    15,589    248,000 Sole                   248,000
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Weyerhaeuser Company            COM      962166104       195      3,100 Sole                                  3,100
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Wimm Bill Dann Foods OJSC ADR   ADR      97263M109       249     10,400 Defined          3      10,400
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Wimm Bill Dann Foods OJSC ADR   ADR      97263M109     1,484     62,100 Sole                    62,100
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Wimm Bill Dann Foods OJSC ADR   ADR      97263M109     1,525     63,800 Sole                                 63,800
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